Short-Term Borrowings and Long-Term Debt (Contractual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Debt Instrument [Line Items]
2025	¥ 3,499,569
2026	926,755
2027	1,692,064
2028	1,363,547
2029	986,587
2030 and thereafter	7,808,809
Total	¥ 16,277,331	¥ 14,893,023